CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net income	$ 888	$ 1,124
Less: Net income (loss) from discontinued operations	0	247
Net income (loss) from continuing operations	888	877
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases	167	147
Depreciation and amortization expense of assets under operating leases	105	123
(Gain) loss on disposal of assets	16	0
Loss on repurchase of notes	0	8
Undistributed income (loss) of unconsolidated subsidiaries	(13)	11
Other non-cash items	89	46
Changes in operating assets and liabilities:
Provisions	(51)	91
Deferred income taxes	27	6
Trade and financing receivables related to sales, net	(963)	(495)
Inventories, net	(1,164)	(620)
Trade payables	56	484
Other assets and liabilities	(315)	123
Cash flow from operating activities discontinued operation	0	570
Net cash provided by (used in) operating activities	(1,158)	1,371
Investing activities:
Additions to retail receivables	(2,703)	(2,384)
Collections of retail receivables	2,392	2,377
Proceeds from the sale of assets, net of assets under operating leases	2	12
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases	(139)	(106)
Expenditures for assets under operating leases	(252)	(235)
Other	(300)	(276)
Cash flow from investing activities discontinued operation	0	(153)
Net cash used in investing activities	(1,000)	(765)
Financing activities:
Proceeds from long-term debt	5,212	4,821
Payments of long-term debt	(4,888)	(5,533)
Net increase (decrease) in other financial liabilities	203	(216)
Dividends paid	(415)	(183)
Other	(40)	0
Cash flow from financing activities discontinued operation	0	(370)
Net cash provided by (used in) financing activities	72	(1,481)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(175)	(170)
Increase (decrease) in cash and cash equivalents and restricted cash	(2,261)	(1,045)
Cash and cash equivalents and restricted cash, beginning of year	5,845	9,629
Cash and cash equivalents and restricted cash, end of period	3,584	8,584
Cash and cash equivalents and restricted cash, end of period (discontinued operation)	0	680
Cash and cash equivalents and restricted cash, end of period (continuing operations)	$ 3,584	$ 7,904